Offsetting Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Information about Impact of Offsetting of Financial Assets and Liabilities

	Group
	Amounts subject to enforceable netting arrangements
	Effects of offsetting on balance sheet			Related amounts not offset			Assets not subject to
2019	Gross amounts £m	Amounts offset £m	Net amounts on balance sheet £m	Financial instruments £m	Financial collateral (1) £m	Net amount £m	enforceable netting arrangements (2) £m	Balance sheet total (3) £m
Assets
Derivative financial assets	4,446	(1,214)	3,232	(768)	(1,915)	549	84	3,316
Reverse repurchase, securities borrowing & similar agreements:
– Amortised cost	25,312	(1,676)	23,636	(537)	(23,099)	0	0	23,636
– Fair value	0	0	0	0	0	0	0	0
Loans and advances to customers and banks (4)	5,247	(1,248)	3,999	0	0	3,999	205,143	209,142

	35,005	(4,138)	30,867	(1,305)	(25,014)	4,548	205,227	236,094

Liabilities
Derivative financial liabilities	2,616	(1,214)	1,402	(768)	(572)	62	46	1,448
Repurchase, securities lending & similar agreements:
– Amortised cost	19,962	(1,676)	18,286	(537)	(17,749)	0	0	18,286
– Fair value	0	0	0	0	0	0	0	0
Deposits by customers and banks (4)	11,395	(1,248)	10,147	0	(502)	9,645	186,089	196,236

	33,973	(4,138)	29,835	(1,305)	(18,823)	9,707	186,135	215,970

2018
Assets
Derivative financial assets	7,026	(1,872)	5,154	(933)	(2,133)	2,088	105	5,259
Reverse repurchase, securities borrowing & similar agreements:
– Amortised cost	24,733	(3,606)	21,127	(2,721)	(18,406)	—	—	21,127
– Fair value	2,272	—	2,272	—	(2,272)	—	—	2,272
Loans and advances to customers and banks (4)	6,021	(1,293)	4,728	—	—	4,728	199,360	204,088

	40,052	(6,771)	33,281	(3,654)	(22,811)	6,816	199,465	232,746

Liabilities
Derivative financial liabilities	3,187	(1,872)	1,315	(933)	(303)	79	54	1,369
Repurchase, securities lending & similar agreements:
– Amortised cost	14,516	(3,606)	10,910	(2,721)	(8,189)	—	—	10,910
– Fair value	2,110	—	2,110	—	(2,110)	—	—	2,110
Deposits by customers and banks (4)	12,174	(1,293)	10,881	—	(502)	10,379	184,430	195,311

	31,987	(6,771)	25,216	(3,654)	(11,104)	10,458	184,484	209,700

(1)	Financial collateral is reflected at its fair value, but has been limited to the net balance sheet exposure so as not to include any over-collateralisation.
(2)	This column includes contractual rights of set-off that are subject to uncertainty under the laws of the relevant jurisdiction.
(3)	The balance sheet total is the sum of ‘Net amounts reported on the balance sheet’ that are subject to enforceable netting arrangements and ‘Amounts not subject to enforceable netting arrangements’.
(4)	The amounts offset within loans and advances to customers/banks or deposits by customers/banks relate to offset mortgages which are classified as either and that are subject to netting.